Subsequent Events (Details Narrative) (10Q) - USD ($)	1 Months Ended	3 Months Ended	6 Months Ended		12 Months Ended
	Aug. 14, 2019	Mar. 24, 2019	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Preferred stock, par value			$ 0.01		$ 0.01	$ 0.01
Warrants to purchase common stock			5,852,952		3,483,403
Common stock, par value			$ 0.001		$ 0.001	$ 0.001
Warrant term			2 years 3 months 19 days		2 years 1 month 6 days
Debt instrument amount					$ 0	$ 252,082
Repayments of convertible notes payable			$ 2,201,629	$ 149,425	863,302	$ 330,176
Lenders [Member]
Debt maturity date, description			Maturity date in June 2019 to a new maturity date in December 2019
Debt instrument amount			$ 100,000
Lenders [Member]
Accrued interest		$ 24,509
Debt conversion, converted instrument, shares issued		1,928,400
Lenders [Member] | Minimum [Member]
Shares issued price per share		$ 0.28
Lenders [Member] | Maximum [Member]
Shares issued price per share		$ 0.42
Convertible Promissory Notes [Member]
Aggregate principal amount of convertible notes payable		$ 2,205,000
Proceeds from convertible promissory note		2,048,918
Debt instrument amount					$ 318,493
Accrued interest		55,169
Repayments of convertible notes payable		1,065,000
Aggregate principal on prepayment premiums		$ 134,636
Convertible Promissory Notes [Member] | Minimum [Member]
Debt interest percentage		8.00%
Convertible Promissory Notes [Member] | Maximum [Member]
Debt interest percentage		12.00%
Convertible Promissory Notes [Member] | Lenders [Member]
Aggregate principal amount of convertible notes payable		$ 575,000
Proceeds from convertible promissory note		$ 575,000
Conversion price		$ 0.60
Warrant term		5 years
Debt interest percentage		15.00%
Subsequent Event [Member]
Aggregate principal amount of convertible notes payable	$ 2,764,226
Accrued interest	85,078
Repayments of convertible notes payable	1,152,750
Aggregate principal on prepayment premiums	$ 406,950
Subsequent Event [Member] | Warrant [Member]
Warrants to purchase common stock	1,377,842
Indebtedness percentage	75.00%
Warrant description	The exercise price of the warrants to be issued to the director and the Trust will be 125% of the Director/Trust Exchange Price and the term of the warrants will be the same term as the Public Warrants. Concurrently with the exchange, the exercise prices of outstanding warrants held by the director and the Trust for the purchase of an aggregate of 1,377,842 shares of common stock of the Company will be reduced from between $1.50 and $4.00 per share to $0.75 per share and the expiration dates of such warrants will be extended from between December 2019 and March 2022 to December 2023.
Subsequent Event [Member] | Director [Member]
Debt instrument amount	$ 175,000
Subsequent Event [Member] | Trust [Member]
Debt instrument amount	500,000
Subsequent Event [Member] | Lenders [Member]
Aggregate principal amount of convertible notes payable	301,173
Accrued interest	$ 38,307
Debt conversion, converted instrument, shares issued	2,299,231
Subsequent Event [Member] | Minimum [Member] | Lenders [Member]
Conversion price	$ 0.11
Subsequent Event [Member] | Maximum [Member] | Lenders [Member]
Conversion price	$ 0.19
Subsequent Event [Member] | Noteholder [Member]
Debt description	The exchange price for the indebtedness will be equal to the lesser of (i) 75% of the public offering price of the common stock, or units of common stock and warrants, as the case may be, offered pursuant to the Public Offering or (ii) $0.60 per share (subject to adjustment for reverse stock splits and the like) (the "Other Indebtedness Exchange Price"). The number of shares of common stock issuable pursuant to the warrants to be issued to such holders will be equal to the number of shares of common stock issuable to them upon conversion of the principal amount of their respective notes. The exchange price of the warrants to be issued to such holders will be the lesser of (i) 125% of the Other Indebtedness Exchange Price or (ii) $0.80 per share (subject to adjustment for reverse stock splits and the like).
Debt maturity date, description	Extended to dates ranging between July 2019 to July 2020
Debt instrument amount	$ 1,053,102
Shares issued price per share	$ 0.60
Value of shares exchanged for common stock and warrants	$ 1,025,000
Subsequent Event [Member] | Convertible Promissory Notes [Member]
Aggregate principal amount of convertible notes payable	1,792,938
Proceeds from convertible promissory note	$ 1,666,000
Conversion description	The notes are convertible as follows: (i) $810,000 of aggregate convertible notes and the respective accrued interest are convertible into shares of the Company's common stock at the election of the holder after the 180th day following the issue date at a conversion price generally equal to 58% of the fair value of the Company's common stock, (ii) $917,938 of aggregate convertible notes are convertible at either a fixed price of $0.25, $1.00 or $2.00 per share, depending on the note, for the first six months following the respective issue date, and thereafter at a conversion price generally equal to 58% of the fair value of the Company's stock, subject to adjustment, until the respective note has been paid in full, and (iii) $65,000 of aggregate convertible notes are convertible into shares of common stock of the Company at a conversion price of $0.50 per share, subject to adjustment, and five-year warrants to purchase common stock of the Company in the same ratio. The warrants provide for an exercise price of $0.75 per share, subject to adjustment. Convertible notes in the aggregate principal amount of $65,000 are mandatorily convertible into common stock of the Company and warrants to purchase common stock of the Company in the same ratio upon the completion of an underwritten public offering by the Company of its securities whereby the conversion price shall be equal to the lower of the respective original conversion price, or 75% of the offering price for the shares of common stock of the Company, or units of shares of common stock of the Company and warrants, sold pursuant to the Public Offering. In connection with the issuance of certain convertible promissory notes, the Company issued to the respective lenders warrants for the purchase of an aggregate of 130,000 shares of the Company's common stock.
Debt interest percentage	12.00%
Debt discount amortized amount	$ 126,938
Debt maturity date, description	Original maturity dates ranging from December 2019 to August 2020
Subsequent Event [Member] | Convertible Promissory Notes [Member] | Lenders [Member]
Warrants to purchase common stock	130,000
Aggregate principal amount of convertible notes payable	$ 917,938
Conversion price	$ 0.25
Subsequent Event [Member] | Convertible Promissory Notes [Member] | Lenders [Member] | Maximum [Member]
Percentage on prepayment premium	35.00%
Subsequent Event [Member] | Convertible Promissory Notes [Member] | After 180th Day Following The Issue Date [Member]
Aggregate principal amount of convertible notes payable	$ 810,000
Subsequent Event [Member] | Convertible Promissory Notes [Member] | First Six Months Following The Issue Date [Member] | Minimum [Member]
Conversion price	$ 1.00
Subsequent Event [Member] | Convertible Promissory Notes [Member] | First Six Months Following The Issue Date [Member] | Maximum [Member]
Conversion price	$ 2.00
Subsequent Event [Member] | Convertible Promissory Notes [Member] | Adjustment [Member]
Aggregate principal amount of convertible notes payable	$ 65,000
Conversion price	$ 0.50
Warrant term	5 years
Indebtedness percentage	75.00%
Subsequent Event [Member] | Arena Purchase Agreement [Member]
Gross proceeds from public offering	$ 7,500,000
Number of shares stated value of shares	$ 5,500,000
Subsequent Event [Member] | Arena Purchase Agreement [Member] | Arena Warrant [Member]
Warrants to purchase common stock	6,000,000
Common stock, par value	$ 0.001
Warrant term	3 years
Debt instrument conversion rate	125.00%
Subsequent Event [Member] | Arena Purchase Agreement [Member] | Arena Note [Member]
Aggregate principal amount of convertible notes payable	$ 500,000
Proceeds from convertible promissory note	$ 5,400,000
Debt interest percentage	12.00%
Percentage on prepayment premium	30.00%
Debt description	The Company equals or exceeds, for a period of five consecutive trading days, 150% of the public offering price for the securities offered pursuant to the Public Offering. If the Company fails to file the registration statement with the SEC within 50 days following the Public Offering or have it declared effective by the SEC within 135 days following the Public Offering, or if the Company fails to maintain the effectiveness of the registration statement until all of such shares of common stock have been sold or are otherwise able to be sold pursuant to Rue 144 under the Securities Act of 1933, as amended, without any volume or manner of sale restrictions, then the Company will be obligated to pay to Arena liquidated damages equal to 1% per month of the aggregate amount paid by Arena for its securities (subject to an 8% cap), until such events are satisfied.
Subsequent Event [Member] | Arena Purchase Agreement [Member] | Series A Preferred Stock [Member]
Number of shares of common stock	5,500,000
Preferred stock, par value	$ 0.01
Conversion description	The shares of Series A preferred stock will be convertible, at the option of Arena, into shares of common stock of the Company at a conversion price generally equal to 75% of the public offering price for the common stock, or units of common stock and warrants, as the case may be, offered pursuant to the Public Offering, except that, with respect to any shares of Series A preferred stock that are outstanding as of the 18 month anniversary of the closing date of the Arena Purchase Agreement (or earlier under certain circumstances), the conversion price will be, if lower, 85% of the market price of the shares of common stock of the Company as of such anniversary date (or such earlier date) (but in no event less than $0.10 per share, subject to adjustment for reverse stock splits and the like). The shares of Series A preferred stock will carry a 12% cumulative dividend and will be redeemable at the Company's option, subject to certain conditions, provided that the Company pays a redemption premium of 25%.
Number of shares stated value of shares	$ 5,500,000